Summary of significant accounting policies - Business combinations and goodwill - Consideration transferred (Details - Lightmap Ltd - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jan. 31, 2022
Disclosure of detailed information about business combination [line items]
Cash Consideration	$ 55,667	$ 55,667
Share consideration	3,158
Deferred share consideration	8,384
Purchase consideration transferred	$ 67,209	$ 67,209
Share price as of acquisition date	$ 7.97
Difference between the share considerations and put option of the sellers	$ 2,094